Segmented Information	3 Months Ended
Mar. 31, 2020
Disclosure of geographical areas [abstract]
Segmented Information

11. SEGMENTED INFORMATION

The Company operates in one reportable operating segment being that of the acquisition, exploration and development of mineral properties in three geographic segments being Canada, Greenland and United States (Note 5). The Company’s geographic segments are as follows:

(All amounts in table are expressed in thousands of Canadian dollars)

	March 31, 2020	December 31, 2019
Equipment
Canada	8	9
Greenland	18	19
Total	26	28

	March 31, 2020	December 31, 2019
Exploration and evaluation assets
Canada	2,797	2,483
Greenland	36,177	36,150
Total	38,974	38,633